UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Washington Asset Management, Ltd.

Address:  712 5th Avenue, 11th Floor
          New York, New York 10019

13F File Number: 28-11179

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Tiar
Title:  Chief Executive Officer
Phone:  (212) 265-9600


Signature, Place and Date of Signing:


/s/ Charles M. Tiar        New York, New York           February 1, 2007
--------------------       ------------------         --------------------
     [Signature]            [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       118

Form 13F Information Table Value Total:  $ 62,266
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

                                               Washington Asset Management, Ltd.
                                                       December 31, 2006



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE

A D C TELECOMMUNICATIONS        COM NEW           000886309     291    20,000   SH          SOLE       NONE       20,000
ADVANCED MICRO DEVICES INC      COM               007903107     346    17,000   SH          SOLE       NONE       17,000
AFFORDABLE RESIDENTIAL CMTYS    COM               008273104     233    20,000   SH          SOLE       NONE       20,000
ALCATEL-LUCENT                  SPONSORED ADR     013904305     249    17,500   SH          SOLE       NONE       17,500
ALIGN TECHNOLOGY INC            COM               016255101     454    32,500   SH          SOLE       NONE       32,500
ALTRIA GROUP INC                COM               02209S103     858    10,000   SH          SOLE       NONE       10,000
AMERICAN STD COS INC DEL        COM               029712106     229     5,000   SH          SOLE       NONE        5,000
SELECT SECTOR SPDR TR           SBI INT-UTILS     81369Y886   1,285    35,000   SH          SOLE       NONE       35,000
AMR CORP                        COM               001765106     892    29,500   SH          SOLE       NONE       29,500
APPLIED MATLS INC               COM               038222105     221    12,000   SH          SOLE       NONE       12,000
ATLAS AMER INC                  COM               049167109     408     8,000   SH          SOLE       NONE        8,000
ATLAS ENERGY RESOURCES LLC      COM               049303100     907    40,000   SH          SOLE       NONE       40,000
BELDEN CDT INC                  COM               077454106     371     9,500   SH          SOLE       NONE        9,500
BISYS GROUP INC                 COM               055472104     194    15,000   SH          SOLE       NONE       15,000
BOEING CO                       COM               097023105     444     5,000   SH          SOLE       NONE        5,000
BON-TON STORES INC              COM               09776J101     527    15,200   SH          SOLE       NONE       15,200
CAMCO FINL CORP                 COM               132618109     411    32,210   SH          SOLE       NONE       32,210
CECO ENVIRONMENTAL CORP         COM               125141101     336    37,487   SH          SOLE       NONE       37,487
CENVEO INC                      COM               15670S105     954    45,000   SH          SOLE       NONE       45,000
CERIDIAN CORP NEW               COM               156779100     224     8,000   SH          SOLE       NONE        8,000
CHESAPEAKE ENERGY CORP          COM               165167107     436    15,000   SH          SOLE       NONE       15,000
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109     517    18,900   SH          SOLE       NONE       18,900
CHUNGHWA TELECOM CO LTD         SPONSORED ADR     17133Q205     197    10,000   SH          SOLE       NONE       10,000
CIMAREX ENERGY CO               COM               171798101     292     8,000   SH          SOLE       NONE        8,000
CIRCUIT CITY STORE INC          COM               172737108     285    15,000   SH          SOLE       NONE       15,000
CISCO SYS INC                   COM               17275R102     820    30,000   SH          SOLE       NONE       30,000
CITIGROUP INC                   COM               172967101     668    12,000   SH          SOLE       NONE       12,000
COCA COLA CO                    COM               191216100   1,071    22,200   SH          SOLE       NONE       22,200
COLUMBIA LABS INC               COM               197779101     544   106,608   SH          SOLE       NONE      106,608
COMCAST CORP NEW                CL A SPL          20030N200     419    10,000   SH          SOLE       NONE       10,000
CONOCOPHILLIPS                  COM               20825C104     432     6,000   SH          SOLE       NONE        6,000
CONSOLIDATED WATER CO INC       ORD               G23773107   1,312    52,643   SH          SOLE       NONE       52,643
CORNING INC                     COM               219350105     988    52,800   SH          SOLE       NONE       52,800
DEVON ENERGY CORP NEW           COM               25179M103     537     8,000   SH          SOLE       NONE        8,000
DIAMONDS TR                     UNIT SER 1        252787106   5,101    41,000   SH          SOLE       NONE       41,000
DOLLAR GEN CORP                 COM               256669102     691    43,000   SH          SOLE       NONE       43,000
DYCOM INDS INC                  COM               267475101     205     9,700   SH          SOLE       NONE        9,700
EAGLE MATERIALS INC             COM               26969P108     346     8,000   SH          SOLE       NONE        8,000
ENSCO INTL INC                  COM               26874Q100     400     8,000   SH          SOLE       NONE        8,000
EXIDE TECHNOLOGIES              COM NEW           302051206      51    11,765   SH          SOLE       NONE       11,765
FERRO CORP                      COM               315405100     207    10,000   SH          SOLE       NONE       10,000
FORD MTR CO DEL                 COM PAR $0.01     345370860     225    30,000   SH          SOLE       NONE       30,000
FOSTER WHEELER LTD              SHS NEW           G36535139     662    12,000   SH          SOLE       NONE       12,000
FURNITURE BRANDS INTL INC       COM               360921100     503    31,000   SH          SOLE       NONE       31,000
GENERAL ELECTRIC CO             COM               369604103     837    22,506   SH          SOLE       NONE       22,506
GOODYEAR TIRE & RUBR CO         COM               382550101     945    45,000   SH          SOLE       NONE       45,000
HARMONIC INC                    COM               413160102     182    25,000   SH          SOLE       NONE       25,000
HELIX ENERGY SOLUTIONS GRP I    COM               42330P107     838    26,700   SH          SOLE       NONE       26,700
HESS CORP                       COM               42809H107     243     4,900   SH          SOLE       NONE        4,900
HEXCEL CORP NEW                 COM               428291108   1,274    73,200   SH          SOLE       NONE       73,200
HOPFED BANCORP INC              COM               439734104     217    13,500   SH          SOLE       NONE       13,500
HOSPIRA INC                     COM               441060100     739    22,000   SH          SOLE       NONE       22,000
INDIA FD INC                    COM               454089103     367     8,000   SH          SOLE       NONE        8,000
INFINEON TECHNOLOGIES AG        SPONSORED ADR     45662N103     584    41,600   SH          SOLE       NONE       41,600
INFRASOURCE SVCS INC            COM               45684P102     435    20,000   SH          SOLE       NONE       20,000
INTERNET CAP GROUP INC          COM NEW           46059C205     292    28,505   SH          SOLE       NONE       28,505
INTEROIL CORP                   COM               460951106     257     8,482   SH          SOLE       NONE        8,482
JDS UNIPHASE CORP               COM PAR $0.001    46612J507     167    10,000   SH          SOLE       NONE       10,000
KB HOME                         COM               48666K109     410     8,000   SH          SOLE       NONE        8,000
KEMET CORP                      COM               488360108     606    83,000   SH          SOLE       NONE       83,000
LAS VEGAS SANDS CORP            COM               517834107     268     3,000   SH          SOLE       NONE        3,000
LA Z BOY INC                    COM               505336107     546    46,000   SH          SOLE       NONE       46,000
LEVEL 3 COMMUNICATIONS INC      COM               52729N100     280    50,000   SH          SOLE       NONE       50,000
LINEAR TECHNOLOGY CORP          COM               535678106     606    20,000   SH          SOLE       NONE       20,000
LINN ENERGY LLC                 UNIT 99/99/9999   536020100     677    21,180   SH          SOLE       NONE       21,180
LOEWS CORP                      COM               540424108     415    10,000   SH          SOLE       NONE       10,000
LONGS DRUG STORES CORP          COM               543162101     424    10,000   SH          SOLE       NONE       10,000
MARTEK BIOSCIENCES CORP         COM               572901106     350    15,000   SH          SOLE       NONE       15,000
MARTIN MARIETTA MATLS INC       COM               573284106     416     4,000   SH          SOLE       NONE        4,000
MARVELL TECHNOLOGY GROUP LTD    ORD               G5876H105     249    13,000   SH          SOLE       NONE       13,000
MCDERMOTT INTL INC              COM               580037109     488     9,600   SH          SOLE       NONE        9,600
MCDONALDS CORP                  COM               580135101     807    18,200   SH          SOLE       NONE       18,200
MEMORY PHARMACEUTICALS CORP     COM               58606R403     173    71,000   SH          SOLE       NONE       71,000
MICREL INC                      COM               594793101     374    34,674   SH          SOLE       NONE       34,674
MICRON TECHNOLOGY INC           COM               595112103     302    21,600   SH          SOLE       NONE       21,600
MOTOROLA INC                    COM               620076109     257    12,500   SH          SOLE       NONE       12,500
MSC SOFTWARE CORP               COM               553531104     457    30,000   SH          SOLE       NONE       30,000
NASDAQ 100 TR                   UNIT SER 1        631100104     293     6,800   SH          SOLE       NONE        6,800
NAVISTAR INTL CORP              PREF D CVADJDV    638901306     214     6,400   SH          SOLE       NONE        6,400
NCR CORP NEW                    COM               62886E108     428    10,000   SH          SOLE       NONE       10,000
NEWPORT CORP                    COM               651824104     853    40,700   SH          SOLE       NONE       40,700
NEWS CORP                       CL A              65248E104     215    10,000   SH          SOLE       NONE       10,000
NORTEL NETWORKS CORP NEW        COM NEW           656568508     832    31,140   SH          SOLE       NONE       31,140
OAK HILL FINL INC               COM               671337103     490    17,500   SH          SOLE       NONE       17,500
OPLINK COMMUNICATIONS INC       COM NEW           68375Q403     247    12,000   SH          SOLE       NONE       12,000
PARALLEL PETE CORP DEL          COM               699157103     353    20,095   SH          SOLE       NONE       20,095
PATHMARK STORES INC NEW         COM               70322A101     112    10,000   SH          SOLE       NONE       10,000
PENWEST PHARMACEUTICALS CO      COM               709754105   1,482    89,167   SH          SOLE       NONE       89,167
PEP BOYS MANNY MOE & JACK       COM               713278109     413    27,800   SH          SOLE       NONE       27,800
PHARMACEUTICAL HLDRS TR         DEPOSITRY RCPT    71712A206     771    10,000   SH          SOLE       NONE       10,000
PLAINS EXPL& PRODTN CO          COM               726505100     238     5,000   SH          SOLE       NONE        5,000
PLEXUS CORP                     COM               729132100     387    16,200   SH          SOLE       NONE       16,200
PRIDE INTL INC DEL              COM               74153Q102     222     7,400   SH          SOLE       NONE        7,400
QIMONDA AG                      SPONSORED ADR     746904101     643    36,700   SH          SOLE       NONE       36,700
RANGE RES CORP                  COM               75281A109     220     8,000   SH          SOLE       NONE        8,000
RYLAND GROUP INC                COM               783764103     655    12,000   SH          SOLE       NONE       12,000
SAIC INC                        COM               78390X101     486    27,300   SH          SOLE       NONE       27,300
SEAGATE TECHNOLOGY              SHS               G7945J104     265    10,000   SH          SOLE       NONE       10,000
SHAW GROUP INC                  COM               820280105   1,725    51,500   SH          SOLE       NONE       51,500
SPDR TR                         UNIT SER 1        78462F103     708     5,000   SH          SOLE       NONE        5,000
SPHERION CORP                   COM               848420105     483    65,000   SH          SOLE       NONE       65,000
ST JUDE MED INC                 COM               790849103     585    16,000   SH          SOLE       NONE       16,000
SUN BANCORP INC                 COM               86663B102     798    37,890   SH          SOLE       NONE       37,890
SUN MICROSYSTEMS INC            COM               866810104     921   170,000   SH          SOLE       NONE      170,000
TELLABS INC                     COM               879664100     616    60,000   SH          SOLE       NONE       60,000
TERRA INDS INC                  COM               880915103     417    34,800   SH          SOLE       NONE       34,800
TEXAS INSTRS INC                COM               882508104     288    10,000   SH          SOLE       NONE       10,000
TIM HORTONS INC                 COM               88706M103     247     8,542   SH          SOLE       NONE        8,542
TRC COS INC                     COM               872625108     164    19,050   SH          SOLE       NONE       19,050
UNITED STATES STL CORP NEW      COM               912909108     212     2,900   SH          SOLE       NONE        2,900
UNITED STATES LIME & MINERAL    COM               911922102     330    10,953   SH          SOLE       NONE       10,953
UNITEDHEALTH GROUP INC          COM               91324P102     806    15,000   SH          SOLE       NONE       15,000
VIACOM INC NEW                  CL B              92553P201     410    10,000   SH          SOLE       NONE       10,000
WABASH NATL CORP                COM               929566107     338    22,400   SH          SOLE       NONE       22,400
WAL-MART STORES INC             COM               931142103     231     5,000   SH          SOLE       NONE        5,000
DISNEY WALT CO                  COM DISNEY        254687106     339     9,900   SH          SOLE       NONE        9,900
WENDYS INTL INC                 COM               950590109     251     7,600   SH          SOLE       NONE        7,600
WEYERHAEUSER CO                 COM               962166104     353     5,000   SH          SOLE       NONE        5,000




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